Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2021	$ 1,748,605	$ 1,542,399	$ 11,240	$ 872,011	$ 1,020,027	$ 171,272	$ (133,450)	$ (398,701)	$ 206,206
Profit/(loss) for the six -month period after taxes	10,798	4,070	0	0	0	0	0	4,070	6,728
Change in fair value of cash flow hedges net of transfer to the income statement	155,828	143,597	0	0	0	142,024	0	1,573	12,231
Currency translation differences	(46,507)	(36,012)	0	0	0	0	(36,012)	0	(10,495)
Tax effect	(39,904)	(38,653)	0	0	0	(38,653)	0	0	(1,251)
Other comprehensive income	69,417	68,932	0	0	0	103,371	(36,012)	1,573	485
Total comprehensive income for the period	80,215	73,002	0	0	0	103,371	(36,012)	5,643	7,213
Capital increase (Note 13)	86,178	86,178	284	87,241	(1,347)	0	0	0	0
Share-based compensation (Note 13)	2,741	2,741	0	0	0	0	0	2,741	0
Distributions (Note 13)	(120,908)	(99,944)	0	0	(99,944)	0	0	0	(20,964)
Balance, end of period at Jun. 30, 2022	1,796,831	1,604,376	11,524	959,252	918,736	274,643	(169,462)	(390,317)	192,455
Balance, beginning of period at Dec. 31, 2022	1,789,047	1,599,871	11,606	986,594	814,951	345,567	(161,307)	(397,540)	189,176
Profit/(loss) for the six -month period after taxes	30,791	24,661	0	0	0	0	0	24,661	6,130
Change in fair value of cash flow hedges net of transfer to the income statement	(4,765)	(3,148)	0	0	0	(3,148)	0	0	(1,617)
Currency translation differences	12,888	12,580	0	0	0	0	12,580	0	308
Tax effect	(1,999)	(2,535)	0	0	0	(2,535)	0	0	536
Other comprehensive income	6,124	6,897	0	0	0	(5,683)	12,580	0	(773)
Total comprehensive income for the period	36,915	31,558	0	0	0	(5,683)	12,580	24,661	5,357
Capital increase (Note 13)	(2,817)	0	0	0	0	0	0	0	(2,817)
Reduction of share premium (Note 13)	0	0	0	(250,000)	250,000	0	0	0	0
Share-based compensation (Note 13)	1,223	1,223	9	0	0	0	0	1,214	0
Capital contribution (Note 13)	10,476	0	0	0	0	0	0	0	10,476
Distributions (Note 13)	(127,083)	(103,376)	0	0	(103,376)	0	0	0	(23,707)
Balance, end of period at Jun. 30, 2023	$ 1,707,761	$ 1,529,276	$ 11,615	$ 736,594	$ 961,575	$ 339,884	$ (148,727)	$ (371,665)	$ 178,485